UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     February 08, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $257,772 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED NEUROMODULATION SYS   COM              00757T101      987    25000 SH       SOLE                        0    25000        0
AEROPOSTALE                    COM              007865108     4860   165130 SH       SOLE                        0   165130        0
AMGEN INC                      COM              031162100     8957   139620 SH       SOLE                        0   139620        0
BED BATH & BEYOND INC          COM              075896100    15234   382484 SH       SOLE                        0   382484        0
BROADCOM CORP                  CL A             111320107     7829   242542 SH       SOLE                        0   242542        0
BROCADE COMMUNICATIONS SYS I   COM              111621108     5656   740377 SH       SOLE                        0   740377        0
C D W CORP                     COM              12512N105    14459   217923 SH       SOLE                        0   217923        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    13334   541375 SH       SOLE                        0   541375        0
CHEESECAKE FACTORY INC         COM              163072101     1303    40140 SH       SOLE                        0    40140        0
CHICOS FAS INC                 COM              168615102     9621   211319 SH       SOLE                        0   211319        0
CISCO SYS INC                  COM              17275R102    12048   623585 SH       SOLE                        0   623585        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     1270    30000 SH       SOLE                        0    30000        0
EBAY INC                       COM              278642103    10819    92994 SH       SOLE                        0    92994        0
EON LABS INC                   COM              29412E100     9463   350480 SH       SOLE                        0   350480        0
FASTENAL CO                    COM              311900104      975    15837 SH       SOLE                        0    15837        0
GILEAD SCIENCES INC            COM              375558103     8028   229451 SH       SOLE                        0   229451        0
HOMEBANC CORP GA               COM              43738R109      194    20000 SH       SOLE                        0    20000        0
HPL TECHNOLOGIES INC           COMMON           40426C105       51    92480 SH       SOLE                        0    92480        0
KOHLS CORP                     COM              500255104    12203   248188 SH       SOLE                        0   248188        0
MEDTRONIC INC                  COM              585055106     6720   135288 SH       SOLE                        0   135288        0
NETWORK APPLIANCE INC          COM              64120L104    17506   526983 SH       SOLE                        0   526983        0
OMNIVISION TECHNOLOGIES        COMMON           682128013      367    20000 SH       SOLE                        0    20000        0
ORACLE CORP                    COM              68389X105     2267   165264 SH       SOLE                        0   165264        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108    12643   224358 SH       SOLE                        0   224358        0
PANERA BREAD CO                CL A             69840W108      564    14000 SH       SOLE                        0    14000        0
PAYCHEX INC                    COM              704326107     7608   223243 SH       SOLE                        0   223243        0
POWER-ONE INC                  COM              739308104     4001   448543 SH       SOLE                        0   448543        0
QUALCOMM INC                   COM              747525103    14683   346303 SH       SOLE                        0   346303        0
STAPLES INC                    COM              855030102    11563   343024 SH       SOLE                        0   343024        0
STARBUCKS CORP                 COM              855244109    18933   303614 SH       SOLE                        0   303614        0
SYNOPSYS INC                   COM              871607107     6958   355921 SH       SOLE                        0   355921        0
VERISIGN INC                   COM              92343E102    14499   431526 SH       SOLE                        0   431526        0
WATSON PHARMACEUTICALS INC     COM              942683103     2169    66113 SH       SOLE                        0    66113        0